NON - CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Profit for the year allocated to non-controlling interests	¥ 2,709,457	$ 425,173	¥ 834,942	¥ 638,449
Accumulated balances of non-controlling interests at the reporting dates	15,518,810		16,855,847		$ 2,435,240
Revenue	269,748,232	42,329,384	185,990,577	190,215,398
Profit for the year	7,789,019	1,222,267	1,599,248	1,234,092
Total comprehensive income for the year	8,012,038	1,257,264	1,718,880	1,244,942
Current assets	48,714,043		46,268,649		7,644,297
Non-current assets	143,662,854		148,772,262		22,543,838
Current liabilities	52,180,792		62,633,005		8,188,307
Non-current liabilities	67,412,608		61,102,742		$ 10,578,509
Net cash flows from operating activities	28,230,385	4,429,963	14,907,468	12,505,876
Net cash flows used in investing activities	(744,301)	(116,797)	1,932,820	(13,395,833)
Net cash flows used in financing activities	(18,478,273)	(2,899,644)	(15,773,421)	(10,474,035)
Effect of foreign exchange rate changes, net	¥ 73,911	$ 11,599	¥ (88,401)	¥ 21,205
Ningxia Energy
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	29.18%	29.18%	29.18%
Profit for the year allocated to non-controlling interests	¥ (90,237)		¥ 48,040
Dividends distributed to non-controlling interests	115,380
Accumulated balances of non-controlling interests at the reporting dates	5,055,069		5,178,314
Revenue	7,670,316		6,932,708
Total expenses	7,979,557		6,768,073
Profit for the year	(309,241)		164,635
Total comprehensive income for the year	(309,241)		164,635
Current assets	2,912,805		6,037,632
Non-current assets	29,086,775		31,242,070
Current liabilities	8,256,229		9,779,461
Non-current liabilities	12,710,354		16,256,073
Net cash flows from operating activities	5,458,921		2,617,463
Net cash flows used in investing activities	(802,678)		(652,297)
Net cash flows used in financing activities	(5,381,480)		(1,792,661)
Net increase/(decrease) in cash and cash equivalents	¥ (725,237)		¥ 172,505
Shanxi Zhongrun [member]
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	60.00%	60.00%	60.00%
Profit for the year allocated to non-controlling interests	¥ 745,212		¥ 147,747
Accumulated balances of non-controlling interests at the reporting dates	2,020,621		1,277,602
Revenue	8,028,780		3,561,831
Total expenses	6,786,760		3,315,585
Profit for the year	1,242,020		246,246
Total comprehensive income for the year	1,242,020		246,246
Current assets	375,567		643,121
Non-current assets	3,945,351		4,138,211
Current liabilities	890,245		2,595,397
Non-current liabilities	25,773		45,365
Net cash flows from operating activities	1,895,610		418,528
Net cash flows used in investing activities	(365,340)		(188,504)
Net cash flows used in financing activities	(1,530,330)		(404,548)
Net increase/(decrease) in cash and cash equivalents	¥ (60)		¥ (174,524)
Guizhou Huaren New Material Company Limited
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	60.00%	60.00%	60.00%
Profit for the year allocated to non-controlling interests	¥ 558,020		¥ 420,737
Dividends distributed to non-controlling interests	252,837
Accumulated balances of non-controlling interests at the reporting dates	1,642,061		1,359,716
Revenue	7,284,585		6,094,811
Total expenses	6,354,551		5,393,582
Profit for the year	930,034		701,229
Total comprehensive income for the year	930,034		701,229
Current assets	2,150,014		1,610,363
Non-current assets	2,529,274		2,601,807
Current liabilities	1,026,955		1,003,650
Non-current liabilities	530,531		932,570
Net cash flows from operating activities	1,677,338		992,304
Net cash flows used in investing activities	(16,069)		(27,475)
Net cash flows used in financing activities	(974,588)		(612,892)
Net increase/(decrease) in cash and cash equivalents	¥ 686,681		¥ 351,937